WisdomTree Japan SmallCap Dividend Fund
WisdomTree Japan SmallCap Dividend Fund
Investment Objective
The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	WisdomTree Japan SmallCap Dividend Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Japan SmallCap Dividend Fund
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.58%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WisdomTree Japan SmallCap Dividend Fund	59	186	324	726

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small capitalization companies in Japan. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) be incorporated within Japan; (ii) have $5 million in cash dividends on common shares in the annual cycle prior to the annual Index rebalance; (iii) have a market capitalization of at least $100 million as of the Index rebalance; (iv) have an average daily dollar volume of at least $100,000 for three months preceding the Index rebalance; and (v) have trading of at least 250,000 shares per month for each of the six months preceding the Index rebalance. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual Index rebalance. The remaining companies are weighted in the Index based on annual cash dividends paid. The maximum weight of any one sector in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Consumer Discretionary Investing. The Fund may invest in companies in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.
  Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in Japanese yen or in securities that provide exposure to Japanese yen. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.
  Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
  Geographic Concentration in Japan. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.
  Industrial Investing. The Fund may invest in companies in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
  Small-Capitalization Investing. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return

The Fund's year-to-date total return as of June 29, 2012 was 2.98%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2011
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
WisdomTree Japan SmallCap Dividend Fund	[1]	(3.32%)	(2.03%)	(1.91%)	Jun. 16, 2006
WisdomTree Japan SmallCap Dividend Fund Return After Taxes on Distributions		(4.04%)	(2.61%)	(2.44%)	Jun. 16, 2006
WisdomTree Japan SmallCap Dividend Fund Return After Taxes on Distributions and Sale of Fund Shares		(2.16%)	(2.05%)	(1.92%)	Jun. 16, 2006
WisdomTree Japan SmallCap Dividend Fund MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)		(3.89%)	(2.84%)	(3.13%)	Jun. 16, 2006
WisdomTree Japan SmallCap Dividend Fund WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)		(1.13%)	(1.19%)	(1.19%)	Jun. 16, 2006
[1]	Based on NAV